Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NICHOLAS II, INC
Entity Central Index Key	0000723455
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
CLASS I
Shareholder Report [Line Items]
Fund Name	Nicholas II, Inc.
Class Name	Class I
Trading Symbol	NCTWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Nicholas II, Inc. (the "Fund") - Class I (the "Class") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com/FundMaterials
Expenses [Text Block]
What Were the Portfolio Costs for the Last Six Months?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Annualized Costs Paid as a Percentage of a $10,000 Investment
Class I	$29	0.60%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%
Net Assets	$ 880,222,932
Holdings Count | shares	68
Investment Company, Portfolio Turnover	14.76%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of April 30, 2026
Net Assets	$880,222,932
Number of Portfolio Holdings	68
Portfolio Turnover Rate	14.76%

Holdings [Text Block]
Top Ten Equity Holdings
As of April 30, 2026
Name	Percentage of Net Assets
Lattice Semiconductor Corporation	3.61%
Teledyne Technologies Incorporated	2.90%
AMETEK, Inc.	2.89%
Microchip Technology Incorporated	2.58%
O'Reilly Automotive, Inc.	2.51%
Corpay, Inc.	2.44%
Nordson Corporation	2.44%
CBRE Group, Inc. Class A	2.30%
Vulcan Materials Company	2.30%
IDEX Corporation	2.29%
Total of top ten	26.26%
Sector Diversification (As a Percentage of Total Investments)
As of April 30, 2026

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of April 30, 2026
Name	Percentage of Net Assets
Lattice Semiconductor Corporation	3.61%
Teledyne Technologies Incorporated	2.90%
AMETEK, Inc.	2.89%
Microchip Technology Incorporated	2.58%
O'Reilly Automotive, Inc.	2.51%
Corpay, Inc.	2.44%
Nordson Corporation	2.44%
CBRE Group, Inc. Class A	2.30%
Vulcan Materials Company	2.30%
IDEX Corporation	2.29%
Total of top ten	26.26%

Class N
Shareholder Report [Line Items]
Fund Name	Nicholas II, Inc.
Class Name	Class N
Trading Symbol	NNTWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Nicholas II, Inc. (the "Fund") - Class N (the "Class") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com/FundMaterials
Expenses [Text Block]
What Were the Portfolio Costs for the Last Six Months?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Annualized Costs Paid as a Percentage of a $10,000 Investment
Class N	$44	0.91%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%
Net Assets	$ 880,222,932
Holdings Count | shares	68
Investment Company, Portfolio Turnover	14.76%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of April 30, 2026
Net Assets	$880,222,932
Number of Portfolio Holdings	68
Portfolio Turnover Rate	14.76%

Holdings [Text Block]
Top Ten Equity Holdings
As of April 30, 2026
Name	Percentage of Net Assets
Lattice Semiconductor Corporation	3.61%
Teledyne Technologies Incorporated	2.90%
AMETEK, Inc.	2.89%
Microchip Technology Incorporated	2.58%
O'Reilly Automotive, Inc.	2.51%
Corpay, Inc.	2.44%
Nordson Corporation	2.44%
CBRE Group, Inc. Class A	2.30%
Vulcan Materials Company	2.30%
IDEX Corporation	2.29%
Total of top ten	26.26%
Sector Diversification (As a Percentage of Total Investments)
As of April 30, 2026

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of April 30, 2026
Name	Percentage of Net Assets
Lattice Semiconductor Corporation	3.61%
Teledyne Technologies Incorporated	2.90%
AMETEK, Inc.	2.89%
Microchip Technology Incorporated	2.58%
O'Reilly Automotive, Inc.	2.51%
Corpay, Inc.	2.44%
Nordson Corporation	2.44%
CBRE Group, Inc. Class A	2.30%
Vulcan Materials Company	2.30%
IDEX Corporation	2.29%
Total of top ten	26.26%